Commission Payable - Schedule of Commission Payable (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Dividends Payable [Line Items]
Commission payable	$ 44,097	$ 343,111	$ 110,633
Commission payable [Member]
Dividends Payable [Line Items]
Commission payable	$ 44,097	$ 343,111	$ 110,633